TWO ROADS SHARED TRUST

AFFINITY WORLD LEADERS EQUITY ETF

WLDR

Incorporated herein by reference is the definitive version of the prospectus for the Affinity World Leaders Equity ETF filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 11, 2019 (SEC Accession No. 0001580642-19-001306).